INCOME TAXES (Detail Textuals) kr in Thousands	12 Months Ended
	Apr. 30, 2018 SEK (kr) Subsidiary	Apr. 30, 2017 SEK (kr)	Apr. 30, 2016 SEK (kr)
Disclosure Of Income Tax [Abstract]
Number of subsidiaries | Subsidiary	2
Effective income tax rate	22.00%	22.00%	22.00%
Accumulated loss carry-forward | kr	kr 1,009,345	kr 877,183	kr 720,576